INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.2%
14,401	Trade Desk, Inc. (The), Class A(a)	$ 787,159

	AEROSPACE & DEFENSE - 0.1%
7,534	Leonardo DRS, Inc.	313,867
2,596	Loar Holdings, Inc.(a)	183,433
		497,300
	APPAREL & TEXTILE PRODUCTS - 0.1%
4,365	Deckers Outdoor Corporation(a)	522,185

	ASSET MANAGEMENT - 0.3%
40,971	Blue Owl Capital, Inc.	758,783
1,504	Hamilton Lane, Inc., Class A	232,127
2,968	Stifel Financial Corporation	342,181
		1,333,091
	AUTOMOTIVE - 0.2%
40,586	Aurora Innovation, Inc.(a)	228,499
6,254	BorgWarner, Inc.	267,421
6,790	Gentex Corporation	190,188
70,125	Lucid Group, Inc.(a)	138,848
		824,956
	BANKING - 1.1%
1,916	BOK Financial Corporation	213,462
1,929	Cullen/Frost Bankers, Inc.	248,899
4,094	East West Bancorp, Inc.	430,443
441	First Citizens BancShares, Inc., Class A	874,904
16,597	First Horizon Corporation	375,092
2,277	Pinnacle Financial Partners, Inc.	221,370
2,887	Prosperity Bancshares, Inc.	199,578
27,178	Regions Financial Corporation	744,405
2,342	SouthState Corporation	239,025
10,024	Webster Financial Corporation	623,693
3,268	Western Alliance Bancorp	292,649
1,968	Wintrust Financial Corporation	270,187

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.1% (Continued)
4,476	Zions Bancorp NA	$ 259,653
		4,993,360
	BEVERAGES - 0.6%
7,302	Celsius Holdings, Inc.(a)	459,150
2,433	Coca-Cola Consolidated, Inc.	285,245
28,219	Monster Beverage Corporation(a)	1,761,147
		2,505,542
	BIOTECH & PHARMA - 1.2%
8,545	Exelixis, Inc.(a)	319,754
5,544	Incyte Corporation(a)	469,078
5,110	Insmed, Inc.(a)	695,471
1,790	Jazz Pharmaceuticals plc(a)	228,673
6,308	Neurocrine Biosciences, Inc.(a)	880,597
2,093	Nuvalent, Inc., Class A(a)	160,282
4,865	REVOLUTION Medicines, Inc.(a)	184,724
22,212	Roivant Sciences Ltd.(a)	264,989
34,091	Royalty Pharma plc, Class A	1,226,594
23,342	Summit Therapeutics, Inc.(a)	553,205
1,236	United Therapeutics Corporation(a)	376,683
3,716	Vaxcyte, Inc.(a)	114,416
3,417	Viking Therapeutics, Inc.(a)	92,430
		5,566,896
	CHEMICALS - 2.1%
3,264	Albemarle Corporation	277,179
6,432	Axalta Coating Systems Ltd.(a)	201,064
5,143	CF Industries Holdings, Inc.	445,538
7,414	International Flavors & Fragrances, Inc.	500,519
13,781	Linde PLC	6,591,314
9,862	LyondellBasell Industries N.V., Class A	555,724
3,874	RPM International, Inc.	485,451
3,671	Westlake Corporation	322,387
		9,379,176
	COMMERCIAL SUPPORT SERVICES - 2.7%
11,557	Cintas Corporation	2,427,317

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.7% (Continued)
1,589	Clean Harbors, Inc.(a)	$ 384,872
1,013	FTI Consulting, Inc.(a)	170,832
23,139	Republic Services, Inc.	5,413,832
2,978	Robert Half, Inc.	111,139
13,976	Rollins, Inc.	790,203
5,908	UL Solutions, Inc., Class A	373,208
11,439	Waste Management, Inc.	2,589,675
		12,261,078
	CONSTRUCTION MATERIALS - 2.0%
2,217	Advanced Drainage Systems, Inc.	319,181
1,300	Carlisle Companies, Inc.	501,657
40,006	CRH PLC	4,518,678
983	Eagle Materials, Inc.	226,975
3,434	Martin Marietta Materials, Inc.	2,116,718
2,540	Simpson Manufacturing Company, Inc.	485,445
3,828	Vulcan Materials Company	1,114,560
		9,283,214
	CONSUMER SERVICES - 0.1%
1,663	Bright Horizons Family Solutions, Inc.(a)	196,301
4,313	Service Corp International	341,805
		538,106
	CONTAINERS & PACKAGING - 0.4%
1,888	AptarGroup, Inc.	262,942
3,439	Crown Holdings, Inc.	341,768
8,980	Graphic Packaging Holding Company	199,985
10,617	International Paper Company	527,453
2,624	Packaging Corporation of America	571,926
		1,904,074
	DATA CENTER REIT - 0.4%
9,651	Digital Realty Trust, Inc.	1,617,894

	DIVERSIFIED INDUSTRIALS - 0.2%
3,953	Dover Corporation	707,033

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.2% (Continued)
2,287	ITT, Inc.	$ 389,362
		1,096,395
	E-COMMERCE DISCRETIONARY - 0.5%
13,857	Chewy, Inc., Class A(a)	567,583
51,758	Coupang, Inc.(a)	1,479,243
		2,046,826
	ELECTRIC UTILITIES - 5.6%
14,829	Ameren Corporation	1,479,638
18,442	CenterPoint Energy, Inc.	695,448
8,662	CMS Energy Corporation	619,939
10,033	Consolidated Edison, Inc.	985,542
5,903	DTE Energy Company	806,645
24,297	Entergy Corporation	2,140,323
6,728	Evergy, Inc.	479,437
10,522	Eversource Energy	674,145
16,709	FirstEnergy Corporation	728,847
157,282	NextEra Energy, Inc.	11,332,167
5,434	NRG Energy, Inc.	790,973
15,572	OGE Energy Corporation	695,446
3,393	Pinnacle West Capital Corporation	303,198
13,692	Public Service Enterprise Group, Inc.	1,127,262
1,435	Talen Energy Corporation(a)	543,750
7,703	Vistra Corporation	1,456,714
9,168	WEC Energy Group, Inc.	976,484
		25,835,958
	ELECTRICAL EQUIPMENT - 4.6%
7,965	A O Smith Corporation	567,825
2,188	AAON, Inc.	181,495
879	Acuity, Inc.	286,967
6,701	AMETEK, Inc.	1,238,345
34,958	Amphenol Corporation, Class A	3,805,528
12,837	API Group Corporation(a)	458,024
2,392	BWX Technologies, Inc.	387,600
10,102	Cognex Corporation	443,882

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.6% (Continued)
15,796	GE Vernova, LLC	$ 9,682,473
1,583	Generac Holdings, Inc.(a)	293,251
1,531	Hubbell, Inc.	659,846
1,053	Lennox International, Inc.	587,427
2,695	SPX Technologies, Inc.(a)	504,261
6,792	Trimble, Inc.(a)	548,929
10,000	Vertiv Holdings Company	1,275,500
962	Watts Water Technologies, Inc., Class A	266,378
		21,187,731
	ENGINEERING & CONSTRUCTION - 1.0%
982	Comfort Systems USA, Inc.	690,719
1,315	EMCOR Group, Inc.	815,300
4,857	Fluor Corporation(a)	199,234
823	Installed Building Products, Inc.	215,478
3,738	KBR, Inc.	188,619
2,263	MasTec, Inc.(a)	411,164
4,070	Quanta Services, Inc.	1,538,298
7,614	Tetra Tech, Inc.	277,302
892	TopBuild Corporation(a)	375,318
		4,711,432
	ENTERTAINMENT CONTENT - 1.0%
9,682	AppLovin Corporation, Class A(a)	4,633,708

	FOOD - 0.6%
3,662	BellRing Brands, Inc.(a)	150,325
28,249	Conagra Brands, Inc.	540,403
4,342	Lamb Weston Holdings, Inc.	249,795
7,975	McCormick & Company, Inc.	561,201
7,106	Pilgrim's Pride Corporation	315,862
1,672	Post Holdings, Inc.(a)	189,187
9,176	The Campbell's Company	292,990
10,917	Tyson Foods, Inc., Class A	619,868
		2,919,631

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
1,985	Louisiana-Pacific Corporation	$ 188,793
913	Magnera Corporation(a)	11,321
3,299	Trex Company, Inc.(a)	203,318
1,780	UFP Industries, Inc.	179,727
		583,159
	GAS & WATER UTILITIES - 0.5%
5,809	American Water Works Company, Inc.	833,650
4,465	Atmos Energy Corporation	741,770
8,064	Essential Utilities, Inc.	318,609
12,823	NiSource, Inc.	542,028
		2,436,057
	HEALTH CARE FACILITIES & SERVICES - 1.7%
3,295	Acadia Healthcare Company, Inc.(a)	75,653
417	Chemed Corporation	190,965
2,807	Encompass Health Corporation	341,780
1,740	Ensign Group, Inc. (The)	298,897
2,423	HealthEquity, Inc.(a)	216,447
15,323	IQVIA Holdings, Inc.(a)	2,923,783
6,955	Labcorp Holdings, Inc.	1,933,420
996	Medpace Holdings, Inc.(a)	473,608
1,720	Molina Healthcare, Inc.(a)	311,028
4,148	Tempus AI, Inc.(a)	314,667
2,749	Tenet Healthcare Corporation(a)	506,723
1,992	Universal Health Services, Inc., Class B	361,707
		7,948,678
	HEALTH CARE REIT - 1.1%
10,881	Healthcare Realty Trust, Inc.	189,112
20,347	Healthpeak Properties, Inc.	365,025
15,865	Omega Healthcare Investors, Inc.	675,373
11,941	Ventas, Inc.	812,943
17,481	Welltower, Inc.	2,941,704
		4,984,157
	HOME & OFFICE PRODUCTS - 0.2%
3,951	SharkNinja, Inc.(a)	462,109

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME & OFFICE PRODUCTS - 0.2% (Continued)
5,023	Somnigroup International, Inc.	$ 421,681
		883,790
	HOME CONSTRUCTION - 1.7%
9,811	DR Horton, Inc.	1,662,768
3,510	Fortune Brands Innovations, Inc.	205,405
8,097	Lennar Corporation, Class A	1,078,035
12,267	Masco Corporation	900,275
2,158	Meritage Homes Corporation	167,655
1,789	Mohawk Industries, Inc.(a)	237,382
245	NVR, Inc.(a)	1,988,825
6,043	PulteGroup, Inc.	797,797
3,051	Taylor Morrison Home Corporation(a)	205,546
2,907	Toll Brothers, Inc.	404,073
		7,647,761
	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
4,083	Millrose Properties, Inc.	144,171

	HOTEL REIT - 0.2%
43,377	Host Hotels & Resorts, Inc.	746,518

	HOUSEHOLD PRODUCTS - 0.5%
111,740	Kenvue, Inc.	2,314,135

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
3,222	Mueller Industries, Inc.	309,119
836	RBC Bearings, Inc.(a)	326,006
		635,125
	INDUSTRIAL REIT - 1.1%
8,569	Americold Realty Trust, Inc.	123,736
1,470	EastGroup Properties, Inc.	249,253
3,938	First Industrial Realty Trust, Inc.	207,139
14,030	Lineage, Inc.	587,997
28,109	Prologis, Inc.	3,198,243
6,758	Rexford Industrial Realty, Inc.	279,849

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL REIT - 1.1% (Continued)
5,620	STAG Industrial, Inc.	$ 207,097
2,959	Terreno Realty Corporation	170,941
		5,024,255
	INDUSTRIAL SUPPORT SERVICES - 1.5%
1,093	Applied Industrial Technologies, Inc.	288,093
5,943	Core & Main, Inc., Class A(a)	384,631
33,482	Fastenal Company	1,662,716
1,318	SiteOne Landscape Supply, Inc.(a)	188,790
5,214	U-Haul Holding Company(a)	300,066
3,636	United Rentals, Inc.	3,477,253
1,196	Watsco, Inc.	481,246
5,593	WillScot Holdings Corporation	135,574
		6,918,369
	INFRASTRUCTURE REIT - 0.6%
12,745	Crown Castle, Inc.	1,263,539
3,091	SBA Communications Corporation, Class A	633,191
688	Texas Pacific Land Corporation	642,234
		2,538,964
	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
3,086	Cboe Global Markets, Inc.	728,142
2,271	Evercore, Inc., Class A	730,240
2,015	Houlihan Lokey, Inc.	401,489
101,129	Interactive Brokers Group, Inc., Class A	6,294,269
34,244	Intercontinental Exchange, Inc.	6,047,490
6,119	Jefferies Financial Group, Inc.	396,817
3,774	SEI Investments Company	333,169
6,140	Tradeweb Markets, Inc., Class A	757,430
		15,689,046
	INSURANCE - 3.0%
15,917	Aflac, Inc.	1,700,890
2,595	American Financial Group, Inc.	352,557
8,143	Brown & Brown, Inc.	789,464
4,563	Cincinnati Financial Corporation	700,877
16,671	Corebridge Financial, Inc.	579,651

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 3.0% (Continued)
1,506	Erie Indemnity Company, Class A	$ 533,696
2,663	Globe Life, Inc.	372,687
658	Kinsale Capital Group, Inc.	301,002
6,366	Loews Corporation	616,229
376	Markel Group, Inc.(a)	736,607
8,089	Old Republic International Corporation	323,317
1,919	Primerica, Inc.	516,863
17,280	Progressive Corporation (The)	4,269,196
1,934	Reinsurance Group of America, Inc.	376,724
2,670	RLI Corporation	180,839
7,171	Ryan Specialty Holdings, Inc.	405,377
11,327	W R Berkley Corporation	812,033
		13,568,009
	LEISURE FACILITIES & SERVICES - 0.6%
6,612	Cava Group, Inc.(a)	446,641
2,556	Planet Fitness, Inc., Class A(a)	267,869
3,615	Texas Roadhouse, Inc.	623,768
4,976	TKO Group Holdings, Inc.	943,250
1,229	Vail Resorts, Inc.	201,310
850	Wingstop, Inc.	278,902
		2,761,740
	MACHINERY - 3.3%
2,119	AGCO Corporation	229,255
13,346	Caterpillar, Inc.	5,592,507
1,622	Crane Company	300,557
1,061	Curtiss-Wright Corporation	507,317
3,481	Donaldson Company, Inc.	277,331
15,643	Graco, Inc.	1,335,756
2,145	IDEX Corporation	352,853
11,394	Ingersoll Rand, Inc.	905,025
1,601	Lincoln Electric Holdings, Inc.	388,451
1,602	Middleby Corporation (The)(a)	219,234
1,207	MSA Safety, Inc.	205,914
1,656	Nordson Corporation	372,749

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 3.3% (Continued)
3,671	Parker-Hannifin Corporation	$ 2,787,573
2,027	Regal Rexnord Corporation	302,692
1,525	Snap-on, Inc.	495,991
2,962	Toro Company (The)	240,100
6,994	Veralto Corporation	742,693
		15,255,998
	MEDICAL EQUIPMENT & DEVICES - 2.8%
2,203	Align Technology, Inc.(a)	312,738
15,495	Baxter International, Inc.	382,572
824	Bio-Rad Laboratories, Inc., Class A(a)	245,453
4,311	Bruker Corporation	146,488
12,477	DexCom, Inc.(a)	940,017
17,866	Edwards Lifesciences Corporation(a)	1,453,220
25,790	GE HealthCare Technologies, Inc.	1,901,496
1,529	Glaukos Corporation(a)	146,509
3,817	Globus Medical, Inc., Class A(a)	233,868
6,764	Hologic, Inc.(a)	454,000
2,449	IDEXX Laboratories, Inc.(a)	1,584,722
2,035	Insulet Corporation(a)	691,656
1,997	Lantheus Holdings, Inc.(a)	109,635
592	Mettler-Toledo International, Inc.(a)	770,216
1,168	Penumbra, Inc.(a)	318,444
1,605	Repligen Corporation(a)	196,324
4,220	ResMed, Inc.	1,158,432
3,535	Revvity, Inc.	318,539
5,205	Solventum Corporation(a)	380,433
2,843	STERIS PLC	696,706
2,177	West Pharmaceutical Services, Inc.	537,610
		12,979,078
	METALS & MINING - 1.4%
38,357	Freeport-McMoRan, Inc.	1,703,051
33,650	Newmont Corporation	2,503,560
1,902	Royal Gold, Inc.	341,561

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 1.4% (Continued)
21,764	Southern Copper Corporation	$ 2,091,283
		6,639,455
	MORTGAGE FINANCE - 0.2%
26,022	AGNC Investment Corporation	253,975
16,833	Annaly Capital Management, Inc.	356,691
10,835	Starwood Property Trust, Inc.	219,625
		830,291
	MULTI ASSET CLASS REIT - 0.1%
5,509	Vornado Realty Trust	209,507
6,714	WP Carey, Inc.	450,509
		660,016
	OFFICE REIT - 0.3%
10,639	Alexandria Real Estate Equities, Inc.	877,079
4,883	BXP, Inc.	354,066
		1,231,145
	OIL & GAS PRODUCERS - 7.4%
14,246	Antero Midstream Corporation	253,436
8,543	Antero Resources Corporation(a)	272,693
11,606	APA Corporation	269,491
6,657	Cheniere Energy, Inc.	1,609,796
1,969	Chord Energy Corporation	216,373
21,658	Coterra Energy, Inc.	529,322
19,371	Devon Energy Corporation	699,293
9,143	Diamondback Energy, Inc.	1,360,113
2,821	DT Midstream, Inc.	293,892
17,288	EOG Resources, Inc.	2,157,888
6,132	Expand Energy Corporation	593,455
131,339	Exxon Mobil Corporation	15,010,735
7,300	Hess Midstream, L.P., Class A	300,760
6,156	HF Sinclair Corporation	313,217
64,985	Kinder Morgan, Inc.	1,753,295
4,878	Kinetik Holdings, Inc.	204,047
595	Murphy USA, Inc.	224,018
27,346	Occidental Petroleum Corporation	1,301,943

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 7.4% (Continued)
17,959	ONEOK, Inc.	$ 1,371,708
8,303	Ovintiv, Inc.	349,722
24,980	Permian Resources Corporation	356,964
6,926	Range Resources Corporation	237,354
6,634	Targa Resources Corporation	1,112,920
18,669	Valero Energy Corporation	2,837,875
5,788	Viper Energy, Inc.	230,623
		33,860,933
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
29,420	Baker Hughes Company	1,335,668
26,706	Halliburton Company	607,027
42,884	Schlumberger Ltd.	1,579,847
2,365	Weatherford International plc	150,662
		3,673,204
	PUBLISHING & BROADCASTING - 0.1%
16,879	News Corporation, Class A	496,411

	RENEWABLE ENERGY - 0.2%
7,838	Enphase Energy, Inc.(a)	295,493
3,051	First Solar, Inc.(a)	595,524
		891,017
	RESIDENTIAL REIT - 1.1%
11,232	American Homes 4 Rent, Class A	402,330
3,235	Camden Property Trust	362,255
5,727	Equity LifeStyle Properties, Inc.	345,281
11,659	Equity Residential	770,893
2,005	Essex Property Trust, Inc.	541,771
18,535	Invitation Homes, Inc.	579,960
3,594	Mid-America Apartment Communities, Inc.	524,077
8,115	Sun Communities, Inc.	1,029,550
9,981	UDR, Inc.	394,948
		4,951,065
	RETAIL - CONSUMER STAPLES - 0.5%
17,030	Albertsons Companies, Inc., Class A	331,404

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.5% (Continued)
3,761	BJ's Wholesale Club Holdings, Inc.(a)	$ 367,374
1,051	Casey's General Stores, Inc.	519,741
6,644	Dollar General Corporation	722,601
2,754	Sprouts Farmers Market, Inc.(a)	387,047
		2,328,167
	RETAIL - DISCRETIONARY - 4.7%
1,132	AutoNation, Inc.(a)	247,999
475	AutoZone, Inc.(a)	1,994,302
3,444	Builders FirstSource, Inc.(a)	477,614
5,641	Carvana Company(a)	2,098,001
3,012	Floor & Decor Holdings, Inc., Class A(a)	246,743
1,456	Freshpet, Inc.(a)	81,274
10,665	GameStop Corporation, Class A(a)	239,003
10,484	Gap, Inc. (The)	230,753
4,108	Genuine Parts Company	572,368
28,125	Home Depot, Inc. (The)	11,440,405
736	Lithia Motors, Inc., Class A	247,796
24,562	O'Reilly Automotive, Inc.(a)	2,546,588
1,954	Penske Automotive Group, Inc.	360,337
15,048	Tractor Supply Company	929,364
		21,712,547
	RETAIL REIT - 0.7%
2,941	Agree Realty Corporation	213,928
9,061	Brixmor Property Group, Inc.	253,617
2,485	Federal Realty Investment Trust	249,867
5,398	NNN REIT, Inc.	231,628
5,532	Regency Centers Corporation	401,070
9,617	Simon Property Group, Inc.	1,737,408
		3,087,518
	SELF-STORAGE REIT - 0.8%
6,692	CubeSmart	273,837
12,865	Extra Space Storage, Inc.	1,847,158
5,135	Public Storage	1,512,720
		3,633,715

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 12.5%
7,564	Amkor Technology, Inc.	$ 182,973
4,133	Astera Labs, Inc.(a)	753,033
132,450	Broadcom, Inc.	39,389,305
8,097	Coherent Corporation(a)	732,536
9,785	Entegris, Inc.	819,396
3,883	KLA Corporation	3,385,976
4,074	Lattice Semiconductor Corporation(a)	270,432
1,964	MACOM Technology Solutions Holdings, Inc.(a)	251,687
25,851	Marvell Technology, Inc.	1,625,123
15,708	Microchip Technology, Inc.	1,021,020
2,034	MKS, Inc.	210,194
1,382	Monolithic Power Systems, Inc.	1,155,020
12,565	ON Semiconductor Corporation(a)	623,098
1,394	Onto Innovation, Inc.(a)	147,764
2,718	Qorvo, Inc.(a)	246,523
33,418	QUALCOMM, Inc.	5,371,275
3,200	Sandisk Corporation(a)	167,904
4,777	Skyworks Solutions, Inc.	357,988
4,739	Teradyne, Inc.	560,339
1,396	Universal Display Corporation	193,472
		57,465,058
	SOFTWARE - 10.0%
1,046	Appfolio, Inc., Class A(a)	290,139
9,668	Bentley Systems, Inc., Class B	538,024
17,879	CCC Intelligent Solutions Holdings, Inc.(a)	177,002
9,807	Confluent, Inc., Class A(a)	194,767
9,843	Datadog, Inc., Class A(a)	1,345,341
5,489	DocuSign, Inc.(a)	420,787
8,440	Dynatrace, Inc.(a)	427,064
3,014	Elastic N.V.(a)	256,371
21,538	Fortinet, Inc.(a)	1,696,548
2,281	Guidewire Software, Inc.(a)	495,023
9,025	Informatica, Inc., Class A(a)	224,993
7,458	Klaviyo, Inc.(a)	241,938

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 10.0% (Continued)
1,733	Manhattan Associates, Inc.(a)	$ 373,358
5,032	MicroStrategy, Inc., Class A(a)	1,682,751
4,770	MongoDB, Inc.(a)	1,505,460
7,589	Nutanix, Inc., Class A(a)	510,057
124,900	Palantir Technologies, Inc., Class A(a)	19,573,078
1,721	Paycom Software, Inc.	390,925
4,175	Procore Technologies, Inc.(a)	290,204
3,128	Roper Technologies, Inc.	1,646,298
32,233	Samsara, Inc., Class A(a)	1,164,901
9,737	SentinelOne, Inc., Class A(a)	183,640
31,772	Snowflake, Inc., Class A(a)	7,582,706
1,091	SPS Commerce, Inc.(a)	120,337
7,343	SS&C Technologies Holdings, Inc.	651,030
1,226	Tyler Technologies, Inc.(a)	690,091
15,634	UiPath, Inc., Class A(a)	173,850
10,541	Unity Software, Inc.(a)	415,421
4,849	Veeva Systems, Inc., Class A(a)	1,305,351
4,468	Zscaler, Inc.(a)	1,237,859
		45,805,314
	SPECIALTY FINANCE - 0.2%
3,109	Essent Group Ltd.	195,059
2,891	FTAI Aviation Ltd.	444,780
50,024	UWM Holdings Corporation	285,137
		924,976
	SPECIALTY REIT - 0.1%
3,036	Lamar Advertising Company, Class A	386,331

	STEEL - 0.6%
3,429	ATI, Inc.(a)	265,885
1,392	Carpenter Technology Corporation	335,305
6,837	Nucor Corporation	1,016,867
1,580	Reliance, Inc.	467,143
4,247	Steel Dynamics, Inc.	556,017
		2,641,217

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 2.0%
35,857	Arista Networks, Inc.(a)	$ 4,896,272
1,532	Arrow Electronics, Inc.(a)	193,538
3,905	Ciena Corporation(a)	366,953
2,622	Dolby Laboratories, Inc., Class A	187,945
11,001	Flex Ltd.(a)	589,874
3,030	Jabil, Inc.	620,635
18,125	Super Micro Computer, Inc.(a)	752,913
1,683	Ubiquiti, Inc.	888,843
9,613	Western Digital Corporation	772,308
		9,269,281
	TECHNOLOGY SERVICES - 4.4%
10,548	Affirm Holdings, Inc., Class A(a)	933,076
3,362	Amdocs Ltd.	287,686
2,759	Amentum Holdings, Inc.(a)	68,837
11,997	Automatic Data Processing, Inc.	3,647,689
620	CACI International, Inc., A(a)	297,426
3,900	CDW Corporation	642,564
6,972	Coinbase Global, Inc., Class A(a)	2,123,253
1,991	Corpay, Inc.(a)	648,409
12,554	CoStar Group, Inc.(a)	1,123,457
1,642	EPAM Systems, Inc.(a)	289,583
3,724	Equifax, Inc.	917,221
699	Fair Isaac Corporation(a)	1,063,626
5,061	Genpact Ltd.	229,466
2,097	Jack Henry & Associates, Inc.	342,356
1,108	MarketAxess Holdings, Inc.	203,695
6,517	MSCI, Inc.	3,699,832
10,505	Paychex, Inc.	1,464,975
2,563	Shift4 Payments, Inc., Class A(a)	231,772
15,434	Toast, Inc., Class A(a)	696,073
4,108	Verisk Analytics, Inc.	1,101,437
1,155	WEX, Inc.(a)	197,909
		20,210,342

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TELECOMMUNICATIONS - 0.1%
8,402	AST SpaceMobile, Inc.(a)	$ 411,194

	TRANSPORTATION & LOGISTICS - 2.8%
6,822	CH Robinson Worldwide, Inc.	877,991
56,754	CSX Corporation	1,845,073
17,634	Delta Air Lines, Inc.	1,089,429
3,933	Expeditors International of Washington, Inc.	474,084
7,996	FedEx Corporation	1,847,636
3,021	JB Hunt Transport Services, Inc.	438,015
1,738	Kirby Corporation(a)	168,934
4,724	Knight-Swift Transportation Holdings, Inc.	207,384
1,970	Landstar System, Inc.	260,690
6,735	Norfolk Southern Corporation	1,885,665
6,436	Old Dominion Freight Line, Inc.	971,643
818	Saia, Inc.(a)	242,504
25,117	United Parcel Service, Inc., Class B	2,196,229
3,653	XPO, Inc.(a)	473,794
		12,979,071
	TRANSPORTATION EQUIPMENT - 0.4%
2,381	Allison Transmission Holdings, Inc.	207,885
15,718	PACCAR, Inc.	1,571,486
		1,779,371
	WHOLESALE - CONSUMER STAPLES - 0.4%
14,716	Archer-Daniels-Midland Company	921,810
4,276	Bunge Global S.A.	360,125
4,387	Performance Food Group Company(a)	444,842
		1,726,777

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
27,538	Copart, Inc.(a)	$ 1,344,130
1,099	Pool Corporation	341,470
		1,685,600

	TOTAL COMMON STOCKS (Cost $404,836,738)	456,784,738

	TOTAL INVESTMENTS - 99.6% (Cost $404,836,738)	$ 456,784,738
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,956,953
	NET ASSETS - 100.0%	$ 458,741,691

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.